41 Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia - Copel (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Unconsolidated Financial Information Of Companhia Paranaense De Energia - Copel [Abstract]
Schedule of condensed statements of financial position

(a)             Condensed statements of financial position as of December 31, 2019 and 2018

ASSETS	12.31.2019	12.31.2018

CURRENT ASSETS
Cash and cash equivalents	25,304	315,003
Bonds and securities	90	123,560
Collaterals and escrow accounts	-	129
Dividends receivable	760,719	519,100
CRC transferred to the Paraná State Government	219,236	190,876
Other current receivables	1,068	7,027
Income tax and social contribution receivable	5,876	6,130
Other current recoverable taxes	-	321
Prepaid expenses	95	40
Receivable from related parties	6,039	8,134
	1,018,427	1,170,320

NONCURRENT ASSETS
Long Term Assets
Other temporary investments	27,734	19,511
CRC transferred to the Paraná State Government	1,131,449	1,254,166
Judicial deposits	124,219	131,840
Other noncurrent receivables	7,444	7,444
Income tax and social contribution receivable	123,951	148,140
Deferred income tax and social contribution	154,364	147,368
Other noncurrent recoverable taxes	87,597	86,110
Receivable from related parties	108,983	104,751
	1,765,741	1,899,330

Investments	17,286,220	16,070,567
Property, plant and equipment	1,143	996
Intangible assets	1,321	1,593
Right-of-use asset	271	-

	19,054,696	17,972,486

TOTAL ASSETS	20,073,123	19,142,806

LIABILITIES	12.31.2019	12.31.2018

CURRENT LIABILITIES
Payroll, social charges and accruals	8,437	6,747
Accounts payable to related parties	696	755
Accounts payable to suppliers	3,956	2,731
Income tax and social contribution payable	1,811	-
Other taxes due	120	152
Loans and financing	39,628	129,401
Debentures	315,008	941,677
Dividend payable	588,563	354,203
Post-employment benefits	378	87
Lease liability	158	-
Other accounts payable	116	135
	958,871	1,435,888

NONCURRENT LIABILITIES
Accounts payable to related parties	145	-
Other taxes due	2,817	2,602
Loans and financing	746,075	773,984
Debentures	797,713	596,403
Post-employment benefits	8,658	4,867
Lease liability	125	-
Other accounts payable	1,434	3,957
Provisions for legal claims	304,871	292,180
	1,861,838	1,673,993

EQUITY
Attributable to controlling shareholders
Capital	10,800,000	7,910,000
Equity valuation adjustments	591,927	785,610
Legal reserve	1,014,248	914,751
Profit retention reserve	4,846,239	6,422,564
	17,252,414	16,032,925

TOTAL LIABILITIES & EQUITY	20,073,123	19,142,806

Schedule of condensed statements of operations

(b)             Condensed statements of operations for the years ended December 31, 2019, 2018 e 2017

	12.31.2019	12.31.2018	12.31.2017
Operational expenses / income
General and administrative expenses	(59,907)	(67,292)	(59,601)
Other operational income (expenses)	1,244	11,696	(68,788)
Equity in earnings of investees	2,089,308	1,356,375	1,291,434
	2,030,645	1,300,779	1,163,045

PROFIT BEFORE FINANCIAL RESULTS AND TAXES	2,030,645	1,300,779	1,163,045

Financial results
Financial income	209,679	301,729	181,312
Financial expenses	(235,033)	(238,355)	(327,855)
	(25,354)	63,374	(146,543)

OPERATING PROFIT	2,005,291	1,364,153	1,016,502

INCOME TAX AND SOCIAL CONTRIBUTION
Current	(21,195)	(2,083)	(36,803)
Deferred	5,850	44,993	53,927
	(15,345)	42,910	17,124

NET INCOME	1,989,946	1,407,063	1,033,626

BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO
CONTROLLING SHAREHOLDERS - Expressed in Brazilian Reais
Common shares	6.94344	4.91091	3.60754
Class "A" Preferred shares	9.11525	5.40201	3.96830
Class "B" Preferred shares	7.63812	5.40201	3.96830

Schedule of condensed statements of comprehensive income

(c)             Condensed statement of comprehensive income for the years ended December 31, 2019, 2018 e 2017

	12.31.2019	12.31.2018	12.31.2017
NET INCOME	1,989,946	1,407,063	1,033,626
Other comprehensive income
Items that will never be reclassified to profit or loss
Gain (losses) on actuarial liabilities
Post employment benefits	(3,371)	(408)	18
Post employment benefits - equity	(120,358)	(38,245)	(29,567)
Taxes on other comprehensive income	1,146	139	(7)
Items that may be reclassified to profit or loss
Adjustments related to financial assets	-	-	11,661
Adjustments related to financial assets - equity	-	-	9,554
Taxes on other comprehensive income	-	-	(3,965)
Realization - gain on financial assets, net of tax	-	-	(9,355)
Realization - gain on financial assets - equity	-	-	(9,554)
Subsidiary loss with interest variation	(4,874)	-	-
Total comprehensive income, net of taxes	(127,457)	(38,514)	(31,215)

TOTAL COMPREHENSIVE INCOME	1,862,489	1,368,549	1,002,411

Schedule of condensed statements of cash flows

(d)             Condensed statements of cash flows for the years ended December 31, 2019, 2018 and 2017

	12.31.2019	12.31.2018	12.31.2017

CASH FLOWS FROM INVESTMENT ACTIVITIES	688,443	653,230	440,406

CASH FLOWS FROM INVESTMENT ACTIVITIES
Financial investments	115,376	(124,254)	24
Loans and financing granted to related parties	(24,410)	(192,445)	(251,856)
Receipt of loans and financing granted to related parties	24,512	560,877	124,122
Disposal of investments	-	-	397,572
Additions in investments	(271,968)	(608,934)	(574,347)
Capital reduction of investees	-	45,000	170,000
Additions to property, plant and equipment	(285)	(267)	(282)
Additions to intangible assets	(271)	(3)	(499)

NET CASH USED IN INVESTING ACTIVITIES	(157,046)	(320,026)	(135,266)

CASH FLOWS FROM FINANCING ACTIVITIES
Loans and financing obtained from third parties	-	-	77,000
Issue of Debentures	500,000	600,000	520,000
Issue of loans with related parties	48,000	-	-
Amortization of principal - loans and financing	(115,500)	(77,000)	(83,000)
Amortization of principal - debentures	(853,400)	(333,300)	(333,300)
Amortization of loans obtained from related parties	(48,000)	-	-
Amortization of principal - Lease liabilities	(141)	-	-
Dividends and interest on own capital paid	(352,055)	(264,734)	(475,103)

NET CASH USED IN FINANCING ACTIVITIES	(821,096)	(75,034)	(294,403)

TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	(289,699)	258,170	10,737

Cash and cash equivalents at the beginning of the period	315,003	56,833	46,096
Cash and cash equivalents at the end of the period	25,304	315,003	56,833

CHANGE IN CASH AND CASH EQUIVALENTS	(289,699)	258,170	10,737

Schedule of outstanding balances with related parties

Related Parties: The Company has the following balances outstanding with related parties:

	12.31.2019	12.31.2018
Assets
Copel Distribuição	108,983	104,751
Investees and Subsidiaries - Structure sharing	6,039	8,134
	115,022	112,885
Liabilities
Investees and Subsidiaries - Structure sharing	696	755
Elejor advance	145	-
	841	755

Schedule of investments in subsidiaries

Investments - As of December 31, 2019 and 2018, investments in subsidiaries are comprised as follows:

	12.31.2019	12.31.2018
Copel Geração e Transmissão	9,749,705	8,911,964
Copel Distribuição	6,012,246	5,908,755
Copel Telecomunicações	710,128	638,873
Copel Energia	243,123	83,468
Compagas	284,747	221,654
UEG Araucária	64,094	74,132
Other investments	71,431	79,542
	17,135,474	15,918,388

Schedule of dividends receivable

Dividends receivable - The dividends receivable is comprised as follows:

	12.31.2019	12.31.2018
Investees and subsidiaries
Copel Geração e Transmissão	464,450	368,950
Copel Distribuição	266,050	89,486
Copel Telecomunicações	-	29,260
Copel Comercialização	88	-
Compagas	22,531	9,996
Elejor	-	13,358
UEG Araucária	6,143	6,143

Joint Ventures
Voltália	1,032	1,032

Other investments	425	875
	760,719	519,100

Schedule of provisions for risks

Reserve for risks - Companhia Paranaense de Energia - Copel recorded reserves for risks mainly related to Cofins and PIS/PASEP. The provisions for risks are shown below:

	12.31.2019	12.31.2018
Regulatory	17,357	16,176
Labor	1,957	588
Civil	150,529	142,773
Tax Claim	135,028	132,643
	304,871	292,180

Schedule of restricted subsidiaries net assets

As of December 31, 2019 and 2018, total restricted subsidiaries net assets are composed as follows:

	12.31.2019	12.31.2018
Copel Geração e Transmissão S.A.	9,749,705	8,911,964
Copel Distribuição S.A.	6,012,244	5,908,755
UEG Araucária Ltda.	315,740	370,662
Centrais Elétricas Rio Jordão - Elejor	42,859	53,977
	16,120,548	15,245,358

Schedule of expected undiscounted settlement values of the liabilities

The following table shows the expected undiscounted settlement values of the liabilities, in each time range:

	Interest (a)	Less than 1 month	1 to 3 months	3 months to a year	1 to 5 years	Over 5 years	Total
12.31.2019
Loans and financing	Note 21	-	47,209	27,273	800,135	-	874,617
Debentures	Note 22	318,774	-	28,433	840,228	-	1,187,435
Suppliers		3,956	-	-	-	-	3,956
Lease liabilities	Note 27	15	29	131	142	-	317
		322,745	47,238	55,837	1,640,505	-	2,066,325
(a) Effective interest rate - weighted average.